UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                              FORM 13 F COVER PAGE

Report for the Calendar Year of Quarter Ended: December 31, 2004

Check here if amendment |_|: Amendment Number: ___
This Amendment (Check one only.): |_| is a restatement
                                  |_| adds new holdings entries

Institutional Investment Manager Filing this Report:

Name:    Knowlton Brothers, Inc.
Address: 530 Fifth Avenue
         New York, New York 10036

Form 13F File Number: 28-5340

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables are considered integral parts of this form.

Person signing this Report on Behalf of Reporting Manager:

Name:  Winthrop Knowlton
Title: Chairman
Phone: (212) 764-3602

Signature, Place and Date of Signing:

/s/ Winthrop Knowlton            New York, New York            February 3, 2005
-------------------------        ---------------------         -----------------
(Signature)                      (City, State)                 (Date)

Report Type (Check one only.):

|X| 13F Holdings Report. (Check here if all holdings of this reporting manager are reported in this report.)

|_| 13F Notice. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

|_| 13F Combination Report. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

Form 13F File Number                Name

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:               3
                                        ------------
Form 13F Information Table Entry Total:         59
                                        ------------
Form 13F Information Table Value Total:   $140,292
                                        ------------
                                         (thousands)

List of Other Included Managers:

Provide a numbered list of names and Form 13F file numbers of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

No.      Form 13F File Number       Name

1        28-5342                    Knowlton, Christopher
         ------------------         -----------------------------------
2        28-5344                    Knowlton, Winthrop
         ------------------         -----------------------------------
3        28-2649                    Lee, Dwight E.
         ------------------         -----------------------------------

FORM 13F INFORMATION TABLE

                             TITLE OF               VALUE    SHARES/  SH/  PUT/     INVSTMT        OTHER       VOTING AUTHORITY
    NAME OF ISSUER            CLASS      CUSIP     (x$1000)  PRN AMT  PRN  CALL     DSCRETN       MANAGERS    SOLE   SHARED   NONE
-----------------------      --------  ---------   --------  -------  ---  ----     -------      ---------  -------- ------- ------
Alloy Online                 COM       019855105       6977   864566             Shared-Defined   1, 2                 X
Amgen                        COM       00130H105       1796    27989             Shared-Defined   1, 2                 X
Amgen                        COM       00130H105        650    10135             Shared-Defined   1, 2, 3              X
AMN Healthcare Services      COM       001744101       5145   323408             Shared-Defined   1, 2                 X
American Healthways          COM       02649V104       8518   257796             Shared-Defined   1, 2                 X
American Healthways          COM       02649V104       1348    40800             Shared-Defined   1, 2, 3              X
Axcan Pharma Inc.            COM       054923107        337    17437             Shared-Defined   1, 2                 X
Biolase Technology           COM        90911108       7566   696055             Shared-Defined   1, 2                 X
Biolase Technology           COM        90911108        721    66300             Shared-Defined   1,2,3                X
Biosite Diagnostic           COM        90945106       6991   113600             Shared-Defined   1, 2                 X
Biosite Diagnostic           COM        90945106        954    15500             Shared-Defined   1, 2, 3              X
Carmax                       COM       143130102       1870    60234             Shared-Defined   1,2                  X
Carmax                       COM       143130102        574    18500             Shared-Defined   1,2,3                X
Celgene                      COM       151020104        602    22710             Shared-Defined   1, 2                 X
Cognex Corp.                 COM       192422103       3262   116912             Shared-Defined   1, 2                 X
Cognex Corp.                 COM       192422103        363    13000             Shared-Defined   1, 2, 3              X
Comcast Corp CI A            COM       20030N101        513    15400             Shared-Defined   1,2,3                X
Cross Country Inc.           COM       227483104       3199   176906             Shared-Defined   1, 2                 X
Cytyc Corp.                  COM       232946103       3491   126618             Shared-Defined   1, 2                 X
Durect Corp.                 COM       266605104        559   170482             Shared-Defined   1, 2                 X
Durect Corp.                 COM       266605104        509   155100             Shared-Defined   1, 2, 3              X
Eclipsys                     COM       278856109       6267   306748             Shared-Defined   1, 2                 X
Eclipsys                     COM       278856109        856    41900             Shared-Defined   1, 2, 3              X
Eresearch Technology         COM        2948V108        506    31900             Shared-Defined   1,2                  X
EPIX Medical                 COM       26881q101        312    17400             Shared-Defined   1, 2, 3              X
Flextronics International    COM       Y2573F102       8966   648735             Shared-Defined   1, 2                 X
Flextronics International    COM       Y2573F102       1426   103200             Shared-Defined   1, 2, 3              X
Gentex                       COM       371901109       1539    41583             Shared-Defined   1, 2                 X
Gilead Sciences              COM       375558103        413    11804             Shared-Defined   1, 2                 X
Hollis Eden Pharmaceuticals  COM       435902101       4895   519620             Shared-Defined   1, 2                 X
Intersil Corp.               COM       46069S109        573    34300             Shared-Defined   1, 2, 3              X
Intuitive Surgical           COM       46120E602        760    18978             Shared-Defined   1, 2                 X
Jabil Circuit                COM       466313103       4235   165542             Shared-Defined   1, 2                 X
Jabil Circuit                COM       466313103        963    37662             Shared-Defined   1, 2, 3              X
Jupitermedia                 COM       48207D101       5192   218337             Shared-Defined   1, 2                 X
Jupitermedia                 COM       48207D101       1642    69033             Shared-Defined   1, 2, 3              X
J2 Global Comm               COM       46626E205       1514    43880             Shared-Defined   1,2                  X
Learning Tree Intl Inc       COM       522015106       1281    95574             Shared-Defined   1, 2                 X
Lexar Media                  COM       52886p104       1655   211125             Shared-Defined   1, 2                 X
Lexar Media                  COM       52886p104        757    96600             Shared-Defined   1, 2, 3              X
Martek Biosciences           COM       572901106       8503   166069             Shared-Defined   1, 2                 X
Martek Biosciences           COM       572901106       1340    26164             Shared-Defined   1, 2, 3              X
Napster                      COM       630797108        297    31700             Shared-Defined   1,2                  X
McAfee Inc                   COM       579064106       1087    37583             Shared-Defined   1, 2, 3              X
Neoforma Inc                 COM       640475505       1821   236738             Shared-Defined   1,2                  X
Neurocrine Biosciences       COM       64125c109        312     6331             Shared-Defined   1,2                  X
Pinnacle Systems             COM       723481107       1771   290308             Shared-Defined   1, 2                 X
Polycom                      COM       73172K104       5213   223549             Shared-Defined   1, 2                 X
Polycom                      COM       73172K104        979    42200             Shared-Defined   1, 2, 3              X
Semi Conductor               COM       816636203        834    25000             Shared-Defined   1, 2, 3              X
Serena Software              COM       817492101       5172   239326             Shared-Defined   1, 2                 X
Serena Software              COM       817492101       1057    48900             Shared-Defined   1, 2, 3              X
Symyx Technologies           COM       87155s108       1126    37457             Shared-Defined   1, 2                 X
Thoratec                     COM       885175307       5678   544889             Shared-Defined   1, 2                 X
Thoratec                     COM       885175307        759    72830             Shared-Defined   1, 2, 3              X
Tiffany & Co.                COM       886547108        448    14000             Shared-Defined   1,2,3                X
Verisign                     COM       92343E102        635    18900             Shared-Defined   1, 2, 3              X
Websense                     COM       947684106       2249    44336             Shared-Defined   1, 2                 X
Websense                     COM       947684106       1319    26000             Shared-Defined   1, 2, 3              X
TOTAL                                               140,292